Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Option Plan [Abstract]
Schedule of Stock Option Activity

Stock option activity during the three months ended March 31, 2026 was as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2025	14,162,648	$0.31	6.41	$2,541
Options granted	135,000	1.09
Options exercised	(639,738)	0.16		598
Options cancelled	(154,320)	0.32
Balance as of March 31, 2026	13,503,590	$0.33	6.33	$10,322
Vested and expected to vest at March 31, 2026	13,503,590	$0.33	6.33	$10,322
Exercisable at March 31, 2026	9,433,058	$0.27	5.25	$7,765

Activity under the 2016 Plan and 2010 Plan consists of the following:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Balance as of December 31, 2023	10,589,851	$0.22	6.50	$954
Options granted	2,935,275	0.31
Options exercised	(266,799)	0.18		36
Options cancelled	(484,739)	0.25
Balance as of December 31, 2024	12,773,588	0.24	6.31	3,186
Options granted	4,039,029	0.49
Options exercised	(624,451)	0.21		176
Options cancelled	(2,025,518)	0.26
Balance as of December 31, 2025	14,162,648	0.31	6.41	2,541
Vested and expected to vest at December 31, 2025	14,162,648	0.31	6.41	2,541
Exercisable at December 31, 2025	9,370,813	$0.25	5.11	$2,290

Schedule of Fair Value of Stock Options Granted

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	Three months ended March 31,
	2026	2025
Expected term (in years)	6.1	5.7
Expected volatility	64.9%	65.4%
Risk-free rate	3.9%	4.1%
Dividend yield	—	—

The fair value of stock options granted was estimated using the following weighted-average assumptions:

	2025	2024
Expected term (in years)	5.9	5.7
Expected volatility	65.0%	64.7%
Risk-free rate	4.1%	4.0%
Dividend yield	—	—

Schedule of Stock-Based Compensation

The Company’s total stock-based compensation was as follows:

	Three Months Ended March 31,
	2026	2025
Cost of revenue	$18	$3
Research and development	11	11
Selling, general and administrative	96	169
Total stock-based compensation	$125	$183

The Company’s total stock-based compensation was as follows:

	2025	2024
Cost of revenue	$13	$14
Research and development	57	59
Selling, general and administrative	483	440
Total stock-based compensation	$553	$513